Financial instruments: valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair value of assets
Financial Assets	£ 702,601	£ 720,053
Carrying value, Financial liabilities	667,803	683,557
Financial liabilities (other)
Fair value of assets
Carrying value, Financial liabilities	55,748	49,107
Cash and balances at central banks
Fair value of assets
Financial Assets	123,022	144,832
Items where fair value approximates carrying value | Cash and balances at central banks
Fair value of assets
Financial Assets	123,000	144,800
Items where fair value approximates carrying value | Settlement balances
Fair value of assets
Financial Assets	11,300	2,600
Items where fair value approximates carrying value | Loans to banks - amortised cost
Fair value of assets
Financial Assets	200	100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities (other)
Fair value of assets
Carrying value, Financial liabilities	53,300	46,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost
Fair value of assets
Financial Assets	7,100	7,000
Financial Assets, at fair value	7,200	7,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 2
Fair value of assets
Financial Assets, at fair value	4,700	4,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 3
Fair value of assets
Financial Assets, at fair value	2,500	2,800
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost
Fair value of assets
Financial Assets	373,900	366,300
Financial Assets, at fair value	359,300	354,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 2
Fair value of assets
Financial Assets, at fair value	21,700	20,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 3
Fair value of assets
Financial Assets, at fair value	337,600	334,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other
Fair value of assets
Financial Assets	16,600	13,100
Financial Assets, at fair value	16,300	12,800
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 1
Fair value of assets
Financial Assets, at fair value	5,200	3,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 2
Fair value of assets
Financial Assets, at fair value	3,700	3,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 3
Fair value of assets
Financial Assets, at fair value	7,400	6,000
At fair value
Fair value of assets
Financial Assets	149,656	162,882
Carrying value, Financial liabilities	136,053	149,577
At fair value | Level 1
Fair value of assets
Financial Assets	23,588	17,848
Carrying value, Financial liabilities	9,143	7,464
At fair value | Level 2
Fair value of assets
Financial Assets	123,963	142,701
Carrying value, Financial liabilities	126,013	141,137
At fair value | Level 3
Fair value of assets
Financial Assets	2,105	2,333	£ 2,059	£ 2,052
Carrying value, Financial liabilities	897	976	£ 751	£ 609
At fair value | Other equity securities [member]
Fair value of assets
Financial Assets	18,087	16,861
At fair value | Other equity securities [member] | Level 1
Fair value of assets
Financial Assets	10,488	10,380
At fair value | Other equity securities [member] | Level 2
Fair value of assets
Financial Assets	7,385	6,278
At fair value | Other equity securities [member] | Level 3
Fair value of assets
Financial Assets	£ 214	£ 203